Shareholder Fees - FidelityInflation-ProtectedBondIndexFund-PRO	Mar. 01, 2023 USD ($)
FidelityInflation-ProtectedBondIndexFund-PRO | Fidelity Inflation-Protected Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none